Segment Reporting – Significant Expense Disclosure (Tables)	12 Months Ended
Dec. 31, 2025
Titan Pharmaceuticals Inc [Member]
Schedule of Segment Reporting Significant Expense

(in thousands of U.S. dollars)	2025	2024
Salaries and employee compensation and benefits	$60	$1,505
Professional fees	1,333	1,628
Insurance expenses	453	485
Board of directors’ fees	128	457
Total	$1,974	$4,075